American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2022

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.8%
Diversified Bond Fund G Class	38,260,219	344,341,971
High Income Fund G Class	8,527,410	68,389,827
Inflation-Adjusted Bond Fund G Class	5,711,337	62,710,483
Short Duration Fund G Class	15,037,782	145,415,349
Short Duration Inflation Protection Bond Fund G Class	9,851,155	103,535,644
		724,393,274
Domestic Equity Funds — 36.4%
Disciplined Growth Fund G Class	2,819,347	50,720,045
Equity Growth Fund G Class	2,778,073	67,784,980
Focused Large Cap Value Fund G Class	16,830,595	166,454,585
Growth Fund G Class	1,985,833	76,692,885
Heritage Fund G Class	1,747,364	37,236,321
Mid Cap Value Fund G Class	5,115,218	81,792,329
Small Cap Growth Fund G Class	1,003,498	18,384,085
Small Cap Value Fund G Class	1,906,702	18,342,470
Sustainable Equity Fund G Class	3,262,738	127,931,941
		645,339,641
International Fixed Income Funds — 11.5%
Emerging Markets Debt Fund G Class	3,044,117	25,053,079
Global Bond Fund G Class	16,313,709	142,255,542
International Bond Fund G Class	3,659,050	36,590,500
		203,899,121
International Equity Funds — 11.3%
Emerging Markets Fund G Class	580,054	5,255,291
Global Real Estate Fund G Class	1,692,923	18,571,365
International Growth Fund G Class	7,734,484	75,875,285
International Small-Mid Cap Fund G Class	1,352,558	11,740,205
International Value Fund G Class	12,580,174	83,532,357
Non-U.S. Intrinsic Value Fund G Class	597,705	4,691,985
		199,666,488
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,703,951,185)		1,773,298,524
OTHER ASSETS AND LIABILITIES†		(54,833)
TOTAL NET ASSETS — 100.0%		$1,773,243,691

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$385,811	$7,530	$16,430	$(32,569)	$344,342	38,260	$(1,461)	$2,993
High Income Fund	73,528	1,178	3,113	(3,203)	68,390	8,527	(428)	1,178
Inflation-Adjusted Bond Fund	70,409	—	2,095	(5,603)	62,711	5,711	33	—
Short Duration Fund	155,782	1,123	8,124	(3,366)	145,415	15,038	(507)	1,123
Short Duration Inflation Protection Bond Fund	110,277	—	2,286	(4,455)	103,536	9,851	18	—
Disciplined Growth Fund	59,737	—	5,069	(3,948)	50,720	2,819	(935)	—
Equity Growth Fund	76,043	271	5,297	(3,232)	67,785	2,778	(764)	272
Focused Large Cap Value Fund	181,210	1,229	13,644	(2,340)	166,455	16,831	767	1,229
Growth Fund	88,980	1,613	6,143	(7,757)	76,693	1,986	(719)	—
Heritage Fund	43,055	—	5,346	(473)	37,236	1,747	(1,098)	—
Mid Cap Value Fund	88,431	600	4,029	(3,210)	81,792	5,115	851	600
Small Cap Growth Fund	20,278	—	1,928	34	18,384	1,003	(442)	—
Small Cap Value Fund	20,089	85	707	(1,124)	18,343	1,907	201	85
Sustainable Equity Fund	141,107	1,297	6,197	(8,275)	127,932	3,263	2,070	—
Emerging Markets Debt Fund	27,515	148	1,411	(1,199)	25,053	3,044	(224)	148
Global Bond Fund	155,497	942	3,670	(10,513)	142,256	16,314	(361)	942
International Bond Fund	41,164	—	—	(4,573)	36,591	3,659	—	—
Emerging Markets Fund	6,815	—	452	(1,108)	5,255	580	293	—
Global Real Estate Fund	22,212	—	462	(3,179)	18,571	1,693	(63)	—
International Growth Fund	87,514	624	2,998	(9,265)	75,875	7,734	(764)	—
International Small-Mid Cap Fund	13,596	—	860	(996)	11,740	1,353	(249)	—
International Value Fund	92,863	—	2,337	(6,994)	83,532	12,580	(315)	—
Non-U.S. Intrinsic Value Fund	5,530	—	372	(466)	4,692	598	(64)	—
	$1,967,443	$16,640	$92,970	$(117,814)	$1,773,299	162,391	$(4,161)	$8,570
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.